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                         Pruco Life Insurance Company
                  Pruco Life Insurance Company of New Jersey

              Prudential Premier B Series, L Series, and X Series

                          Strategic Partners Advisor

                        Strategic Partners Annuity One
                            Strategic Partners Plus
                       Strategic Partners Annuity One 3
                           Strategic Partners Plus 3

                         Strategic Partners FlexElite

                        Supplement, dated June 9, 2006
                                      To
                        Prospectuses, dated May 1, 2006

We make the following changes, to reflect the fact that, with respect to certain optional benefits, changes that we may make to the investment options that are required in connection with the benefit will apply only prospectively.

In Section 5 of the prospectuses for Strategic Partners Advisor, Pruco Life Insurance Company Strategic Partners Annuity One and Strategic Partners Plus, Strategic Partners Annuity One 3 and Strategic Partners Plus 3, and Pruco Life Insurance Company Strategic Partners FlexElite (i.e., What Is The Lifetime Five Income Benefit?), we add the following to the end of the fourth bullet within the initial section of that portion of the prospectus:

"As specified in this paragraph, you generally must allocate your contract value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how contract value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your contract value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations."

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With respect to the prospectuses for the Prudential Premier Series, in the section entitled "Living Benefit Programs", we amend the fourth bullet under "Other Important Considerations" within the section describing the Lifetime Five Income Benefit to read as follows:

"In general, you must allocate your Account Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain the Lifetime Five program. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations."

With respect to the prospectuses for Strategic Partners Annuity One 3, Strategic Partners Plus 3, and Pruco Life Insurance Company Strategic Partners FlexElite, we make the following changes:

  . With regard to our description of the Spousal Lifetime Five Program, we replace the fourth bullet in the sub-section entitled "Other Important Considerations" with the following:

"In general, you must allocate your contract value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Spousal Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how contract value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your contract value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations."

With respect to the prospectuses for the Prudential Premier Series, we make the following changes:

  . With regard to our description of the Spousal Lifetime Five Program, we replace the fourth bullet in the sub-section entitled "Other Important Considerations" with the following:

"In general, you must allocate your Account Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain the Spousal Lifetime Five program. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply

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only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations."

With respect to the prospectuses for Pruco Life Insurance Company's Strategic Partners Annuity One 3, Strategic Partners Plus 3, and Strategic Partners FlexElite, we make the following changes:

  . With regard to our description of the Highest Daily Value death benefit in Section 4, we add the following to the end of the fourth paragraph:

"In general, you must allocate your contract value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain the Highest Daily Value death benefit. If, subsequent to your election of the benefit, we change our requirements for how contract value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your contract value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations."

With respect to the prospectus for Pruco Life Insurance Company's Prudential Premier Series, we make the following changes:

  . With regard to our description of the Highest Daily Value death benefit under "Death Benefit", we add the following to the end of the second paragraph of that section:

"If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations."

This prospectus supplement is intended to amend the prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

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